Shareholders’ (deficit) and mezzanine equity (Details)					1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 26, 2023 USD ($)	Mar. 21, 2023 USD ($)	Mar. 25, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Aug. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) vote shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 14, 2022 shares	Sep. 18, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, number of votes per share | vote								1
Preferred stock shares outstanding (in shares) | shares								0	0
Class of warrant or right, exercised (in shares) | shares								0
Treasury stock, common shares (in shares) | shares								6,259,966	6,259,966
Treasury stock, common shares, value | $								$ 78,267,000	$ 78,267,000
Number of shares authorized for repurchase (in shares) | shares											40,000,000
Stock repurchased during period (in shares) | shares							1,251,659
Treasury stock acquired, average cost (in dollars per share) | $ / shares							$ 7.97
Stock repurchased during period | $							$ 10,000
Accumulated other comprehensive income (loss), foreign currency translation, adjustments net of tax | $								4,434,000	1,973,000	$ (5,485,000)
Dividend paid
Class of Stock [Line Items]
Redeemable preferred stock dividends | $					$ 0	$ 0
Dividends | $								$ 2,000,000	2,000,000
L Catterton Investment Agreement
Class of Stock [Line Items]
Class of warrants or rights number of securities called by the warrants or rights (in shares) | shares								11,000,000				11,000,000
L Catterton Investment Agreement | Penny warrants
Class of Stock [Line Items]
Warrants exercise price (in dollars per share) | $ / shares												$ 0.01
Class of warrants or rights outstanding term												10 years
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized (in shares) | shares								150,000
Accrued and accumulated dividends | $	$ 7,854,000
Series A Preferred Stock | Dividend paid
Class of Stock [Line Items]
Redeemable preferred stock dividends | $		$ 7,896,000	$ 15,375,000	$ 7,972,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized (in shares) | shares								50,000
Series B Preferred Stock | Dividend paid
Class of Stock [Line Items]
Dividends | $								$ 2,000,000	$ 2,000,000	$ 2,000,000